                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number 811-5970

                               CASH ACCOUNT TRUST
                             ----------------------
               (Exact Name of Registrant as Specified in Charter)

               222 South Riverside Plaza, Chicago, Illinois, 60606
               ---------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        4/30

Date of reporting period:       10/31/03

ITEM 1.  REPORT TO STOCKHOLDERS

Scudder Tax-Exempt Cash
Institutional Shares Fund #148

Scudder Tax-Exempt Cash
Managed Shares Fund #248

Tax-Exempt Portfolio

SEMIANNUAL REPORT TO SHAREHOLDERS

October 31, 2003

The portfolio seeks to provide maximum current income that is exempt from Federal income taxes to the extent consistent with stability of capital.

Principal Underwriter
Scudder Distributors, Inc.
222 S. Riverside Plaza
Chicago, IL 60606

This report is not to be distributed unless preceded or
accompanied by a Cash Account Trust prospectus.

Portfolio Management Review

In the following interview, New York-based Portfolio Manager Steven Boyd discusses the Cash Account Trust - Tax-Exempt Portfolio's strategy and the market environment during the six-month period ended October 31, 2003.

Q: What economic factors and Federal Reserve Board actions dominated money market activity in the semiannual period?

A: Economic and political conditions improved in the early months of the period. Overall, economic developments had a larger impact on financial markets than political developments, especially in the second half of the semiannual period. Corporate earnings generally exceeded expectations, while corporate spending and employment reports both showed significant improvement near the end of the period. Consumer spending was fueled by lower tax rates and child-credit tax checks in the summer months.

The Federal Reserve Board kept the targeted federal funds rate1 unchanged at 1.25% at its May 6 meeting but indicated it would maintain its accommodative monetary policy, as it believed the probability of deflation exceeded that of inflation over the next few quarters. Thus, money market yields continued to fall.

1 The federal funds rate is the interest rate banks charge each other for overnight loans and is a closely watched indicator of US Federal Reserve Bond monetary policy.

By the June 25 meeting of the Federal Reserve Board, the financial markets were anticipating a minimum of a 25-basis-point interest rate cut, with a probability of 50 basis points. The Federal Reserve Board's decision to lower the federal funds rate by only a quarter of a point to 1.00% was greeted with open disappointment. The broad fixed-income markets sold off dramatically, and money market yields rose significantly by July, especially at the longer end of the money market yield curve. Thus, the yield curve went from flat to quite steep by mid-August. Compounding matters was news of an improving US economy. While it remained a jobless recovery, second-calendar-quarter gross domestic product growth came in higher than anticipated, consumer spending accelerated and corporate earnings announcements were still primarily positive.

After peaking in late August to early September, money market yields declined somewhat by the end of the semiannual period. At its October 28 meeting, the Federal Reserve Board stated that it believed the job market was stabilizing, meaning that job losses were abating. While we believe this is a positive for the economy, we still need to see job creation improve before we feel comfortable with the recovery.

Q: How did the portfolio perform?

A: For the period, Cash Account Trust's - Tax Exempt Portfolio achieved it's stated objective of providing maximum current income while maintaining stability of capital.

We continued to manage the portfolio conservatively, maintaining high portfolio quality, adjusting weighted average maturity in response to market conditions and strictly limiting exposure to any particular issuer. As evidence of our insistence on these high investment standards, the fund maintained a "AAAm" rating by Standard & Poor's (S&P).2 This rating is the highest that S&P awards

2 The ratings of Standard and Poor's Corporation (S&P) represent that company's opinion as to the quality of the securities it rates. Ratings are relative and subjective and are not absolute standards of quality. The fund's credit quality does not remove market risk.

Portfolio Performance
As of October 31, 2003

7-Day Current Yield
Scudder Tax-Exempt Cash Institutional Shares	0.86%
(Equivalent Taxable Yield)	1.32%
Scudder Tax-Exempt Cash Managed Shares	0.59%
(Equivalent Taxable Yield)	0.91%

Past performance is no guarantee of future results. Yields fluctuate with changing market conditions and are not guaranteed.

to money market funds. Of course, ratings are subject to change and do not remove market risk.

In the period, the supply of short-term municipal paper nationwide increased sharply due to soft economic growth and slowdowns in state tax collections. Yields on one-year notes rose substantially, and the municipal money market yield curve shifted from an inverted to a positive slope, signaling investor preference for shorter maturities.

In this environment, we adjusted the portfolio's weighted average maturity to prepare for seasonal events and supply/demand phenomena. In light of the uncertainty in the financial markets and in the US economy, we tried to keep the fund's weighted average maturity in a neutral to shorter-than-the- benchmark range. This was especially so in April and May, when the municipal money market yield curve inverted. We continued to focus on the highest-quality investments throughout the period while seeking competitive yields across the municipal investment spectrum. In particular, we emphasized essential-services revenue issues and what is known as enhanced paper, i.e., securities guaranteed by a third party such as a bank or an insurance company. Given our credit concerns regarding California's downgrade in December 2002 and its subsequent placement on negative watch in June 2003, the portfolio did not participate in California's June issuance sale.

Q: Do you anticipate any change in your management strategies for the portfolio?

A: We will continue to concentrate the portfolio in very high-quality credits and maintain our conservative investment strategies and standards for the foreseeable future. We continue to believe in the conservative approach that we apply to investing on behalf of the portfolio and will continue to seek competitive yields for our shareholders.

Notes

Current annualized yield is the 7-day annualized net investment income per share as of the indicated date. The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 35.0%. Income may be subject to local taxes and for some investors, the alternative minimum tax.

Like all money market funds, an investment in the portfolios is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolios seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the portfolios.

The views expressed in this report reflect those of the portfolio managers only through the end of the period stated above. The managers' views are subject to change at any time, based on market and other conditions.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Portfolio of Investments as of October 31, 2003 (Unaudited)

Tax-Exempt Portfolio	Principal Amount ($)	Value ($)

Municipal Investments 100.0%
Arizona 2.3%
Salt River Project, Agricultural Improvement and Power District, 0.92%, 12/5/2003	5,100,000	5,100,000
Salt River Project, Agricultural Improvement and Power District, 0.92%, 12/8/2003	14,000,000	14,000,000
		19,100,000
California 5.7%
Alameda County, Certificate Participation, 144A, 1.1%*, 9/1/2021 (b)	1,280,000	1,280,000
California, Department Water Resources, Power Supply Revenue, Series C-1, 1.05%*, 5/1/2022 (c)	5,000,000	5,000,000
California, General Obligation, 1.1%*, 5/1/2033	2,400,000	2,400,000
California, General Obligation, 144A, 1.15%*, 2/1/2028 (b)	16,290,500	16,290,500
Community College Finance Authority, Tax and Revenue Anticipation Notes, Series A, 2.0%, 6/23/2004	6,500,000	6,538,667
Housing Finance Agency, AMT, 144A, 1.19%*, 11/1/2005 (c)	4,005,000	4,005,000
Los Angeles, Airport Revenue, Regional Airport Improvement Corp., 1.15%*, 12/1/2025 (c)	4,210,000	4,210,000
Los Angeles, Airport Revenue, Regional Airport Improvement Corp., AMT, 1.2%*, 12/1/2025 (c)	2,200,000	2,200,000
San Francisco, City and County, International Airport Revenue, 144A, 1.1%*, 5/1/2021	6,090,000	6,090,000
		48,014,167
Colorado 3.1%
Denver City and County, Airport Revenue, Series E, AMT, 144A, 1.15%*, 11/15/2010 (b)	2,395,000	2,395,000
Denver City and County, Special Facilities Airport Revenue, Worldport at DIA Project, Series A, AMT, 1.2%*, 12/1/2029 (c)	2,850,000	2,850,000
Educational & Cultural Facilities Authority Revenue, Vail Mountain School Project, 1.11%*, 5/1/2033 (c)	1,800,000	1,800,000
El Paso County, School District Number 38, 144A, 1.1%*, 12/1/2024 (b) (c)	3,075,000	3,075,000
Health Facilities Authority, Frasier Meadows Manor Project, 1.09%*, 6/1/2021 (c)	6,955,000	6,955,000
Mullen High School Project, Educational Facilities Authority, 1.2%*, 8/1/2017 (c)	3,305,000	3,305,000
State General Funding, Tax and Revenue Anticipation Notes, 1.75%, 6/25/2004	6,000,000	6,033,485
		26,413,485
District of Columbia 0.4%
General Obligation, Series D, 1.05%*, 6/1/2029 (b) (c)	2,000,000	2,000,000
Multimodel-Medlantic, Series C, 1.12%*, 8/15/2038 (b) (c)	1,370,000	1,370,000
		3,370,000
Florida 7.1%
Alachua County, Health Facilities Authority Revenue, Shands Teaching Hospital, Series A, 1.16%*, 12/1/2012 (c)	2,400,000	2,400,000
Charlotte County, Utility Revenue, Series B, 1.05%*, 10/1/2021 (b) (c)	6,000,000	6,000,000
Capital Travel Agency Revenue, Seminole Tribe Resort, Series B, 1.05%*, 10/1/2033 (c)	5,200,000	5,200,000
Higher Education Revenue, University of Florida, 1.15%*, 9/1/2033 (c)	8,840,000	8,840,000
Hillsborough County, Industrial Development Authority, Seaboard Tampa, AMT, 1.25%*, 12/1/2016 (c)	600,000	600,000
Indian River County, Hospital Revenue, 1.2%*, 10/1/2015 (c)	4,400,000	4,400,000
Jacksonville, Electric Authority Revenue, Series B, 1.12%*, 10/1/2030 (c)	1,740,000	1,740,000
Jacksonville, Electric Authority Revenue, Series C-1, 0.9%, 12/10/2003	5,000,000	5,000,000
Jacksonville, Electric Authority Revenue, Series C, 1.12%*, 10/1/2030 (c)	1,000,000	1,000,000
Jacksonville, Electric Authority Revenue, Series F, 1.12%*, 10/1/2030 (c)	1,400,000	1,400,000
Lee County, Industrial Development Authority, Health Care Facilities Revenue, Cypress Cove Health Park, Series B, 1.09%*, 10/1/2007 (c)	1,400,000	1,400,000
Miami-Dade County Industrial Development Authority, Gulliver Schools Project, 1.1%*, 9/1/2029 (c)	1,400,000	1,400,000
Orange County, Health Facilities Authority Revenue, Presbyterian Retirement Authority Project, 1.1%*, 11/1/2028 (c)	1,310,000	1,310,000
Orange County, Higher Education Revenue, Rollins College Project, 1.16%*, 5/1/2031 (c)	1,225,000	1,225,000
Orlando, Capital Improvements, 1.0%, 1/13/2004	12,500,000	12,500,000
Pinellas County, Health Facilities Authority Pooled Hospital Loan Program, 1.16%*, 12/1/2015 (b) (c)	2,200,000	2,200,000
University Athletic Association, Inc., University of Florida Stadium Project, 1.2%*, 2/1/2020 (c)	3,750,000	3,750,000
		60,365,000
Georgia 3.5%
Atlanta, Transportation/Tolls Revenue, Metropolitan Rapid Transportation Authority, 144A, 1.12%*, 7/1/2019 (b) (c)	3,240,000	3,240,000
Atlanta, Water & Wastewater Revenue, 1.11%*, 11/1/2033 (b)	4,000,000	4,000,000
Burke County, Development Authority, Pollution Control Revenue, Series C, 1.16%*, 1/1/2021 (b) (c)	600,000	600,000
Georgia, Municipal Electric Authority, 1.1%*, 1/1/2013 (b) (c)	7,990,000	7,990,000
LaGrange, Development Authority Revenue, LaGrange College Project, 1.13%*, 6/1/2031 (c)	2,500,000	2,500,000
Laurens County, Development Authority Revenue, AMT, 1.15%*, 9/1/2017 (c)	2,500,000	2,500,000
Macon-Bibb County, Hospital Authority Revenue, 1.16%*, 5/1/2030 (c)	4,700,000	4,700,000
Willacoochie, Development Authority Pollution Control Revenue, Langboard, Inc. Project, AMT, 1.15%*, 5/1/2021 (c)	4,000,000	4,000,000
		29,530,000
Hawaii 0.5%
General Obligation, Series A, 144A, 1.14%*, 7/1/2018 (b) (c)	3,900,000	3,900,000
Idaho 0.6%
Power County, Industrial Development Authority, 144A, 1.15%*, 4/1/2014 (c)	5,000,000	5,000,000
Illinois 13.6%
Carol Stream, Industrial Project Revenue, MAAC Machinery Co. Project, AMT, 1.2%*, 4/1/2024 (c)	980,000	980,000
Chicago, General Obligation, Series B, 1.07%*, 1/1/2037 (b) (c)	12,900,000	12,900,000
Chicago, Midway Airport Revenue, Prerefunded, Series A, AMT, 6.25%, 1/1/2024 (b)	7,430,000	7,640,852
Chicago, Sales Tax Revenue, 1.05%*, 1/1/2034 (b) (c)	10,900,000	10,900,000
Cook County, Series B11, 144A, 1.14%*, 11/15/2025 (b) (c)	3,545,000	3,545,000
Des Plaines, Industrial Development Revenue, MMP Properties LLC Project, AMT, 1.3%*, 10/1/2018 (c)	2,395,000	2,395,000
Development Finance Authority, Chicago Symphony Orchestra, 1.03%*, 12/1/2028 (c)	10,900,000	10,900,000
Development Finance Authority, Industrial Development Revenue, Campagna-Turano Bakery Project, 1.3%*, 8/1/2025 (c)	3,520,000	3,520,000
Development Finance Authority, Industrial Development Revenue, Var-Katlaw Tretam and Co. Project, AMT, 1.14%*, 8/1/2027 (c)	3,000,000	3,000,000
Development Finance Authority, Industrial Finance Authority, Home Run Inn Frozen Foods, 1.15%*, 4/1/2020 (c)	5,055,000	5,055,000
Development Finance Authority, Multifamily Revenue, Cypress Creek Project, AMT, 0.95%*, 6/1/2033	7,420,000	7,420,000
Development Finance Authority, Museum Contemporary Art Project, 1.1%*, 2/1/2029 (c)	4,000,000	4,000,000
Du Page County, Bendectine University Building Project, 1.07%*, 7/1/2024 (c)	5,700,000	5,700,000
Elgin, Judson College Project, 1.2%*, 7/1/2011 (c)	1,210,000	1,210,000
Government Obligation, 2.0%, 1/15/2004	22,500,000	22,547,860
Municipal Securities Trust Certificates, Series 7006, Class A, 144A, 1.11%*, 1/1/2031 (b)	6,245,000	6,245,000
Regional Transportation Authority, Series A, 144A, 1.14%*, 7/1/2030 (b) (c)	3,295,000	3,295,000
Upper River Valley, Development Authority, Industrial Development Revenue, Advanced Drainage System, AMT, 1.21%*, 7/1/2014 (c)	3,895,000	3,895,000
		115,148,712
Indiana 2.3%
Bond Bank Revenue, Advanced Funding Program, Series A, 2.0%, 1/27/2004 (b)	6,500,000	6,513,778
Columbia City, Economic Development Revenue, Precision Plastics Project, AMT, 1.2%*, 11/30/2017 (c)	3,700,000	3,700,000
Development Finance Authority, Industrial Development Revenue, Enterprise Center V Project, AMT, 1.14%*, 6/1/2022 (c)	5,000,000	5,000,000
Michigan City, Industrial School Building Corp. Prerefunded, 5.45%, 3/15/2007	2,000,000	2,051,791
Transportation Finance Authority, Series 853, 144A, 1.14%*, 6/1/2017 (b)	1,800,000	1,800,000
		19,065,569
Iowa 1.2%
Primary Road Fund Revenue Anticipation Notes, 2.0%, 6/30/2004	10,000,000	10,066,390
Kentucky 3.0%
Boone County, Pollution Control Revenue, Cincinnati Gas & Electric Co., Series A, 1.1%*, 8/1/2013 (c)	3,500,000	3,500,000
Campbellsville-Taylor County, Industrial Development Authority, Cox Interior LLC Project, AMT, 1.3%*, 5/1/2015 (c)	1,755,000	1,755,000
Economic Development Finance Authority, Health Facilities Revenue, Easter Seal Society Project, 1.2%*, 11/1/2030 (c)	5,695,000	5,695,000
Lexington-Fayette Urban County, Industrial Development Revenue, YMCA Central Kentucky, Inc. Project, 1.2%*, 7/1/2019 (c)	4,510,000	4,510,000
Pendleton County, Multiple-County Lease Revenue, 1.0%, 1/9/2004 (c)	10,000,000	10,000,000
		25,460,000
Louisiana 1.0%
Offshore Terminal Authority, Deepwater Port Revenue, Loop, Inc. Series A, 1.16%*, 9/1/2014 (c)	4,900,000	4,900,000
Public Facilities Authority Revenue, Blood Center Properties, Inc. Project, 1.2%*, 7/1/2021 (c)	3,500,000	3,500,000
		8,400,000
Maine 0.8%
Government Obligation, 1.75%, 6/30/2004	7,000,000	7,043,580
Maryland 1.7%
Maryland, Higher Education Revenue, Economic Development Corporate Student Housing Revenue, 1.05%*, 11/1/2031 (c)	14,250,000	14,250,000
Massachusetts 2.2%
Bond Anticipation Notes, Series A, 1.75%, 1/15/2004	8,000,000	8,013,075
Development Finance Agency Industrial Development Revenue, North Shore YMCA Project, 1.14%*, 11/1/2022 (c)	6,000,000	6,000,000
Water & Sewer Revenue, Water Resource Authority, Series D, 1.15%*, 8/1/2017	4,900,000	4,900,000
		18,913,075
Michigan 4.5%
ABN Amro Munitops Certificates Trust, 144A, 1.12%*, 1/1/2011 (b) (c)	15,700,000	15,700,000
Higher Education Facilities Authority, University of Detroit, 1.17%*, 11/1/2017 (c)	500,000	500,000
Housing Development Authority, Laurel Valley Apartments, 1.12%*, 12/1/2007 (c)	1,000,000	1,000,000
Municipal Securities Trust Certificates, 144A, 1.14%*, 4/20/2011	4,420,000	4,420,000
Oakland County, Economic Development Corp., Lyon Gear & Machine, Inc. Project, AMT, 1.3%*, 5/1/2012 (c)	280,000	280,000
Strategic Fund, Limited Obligation Revenue, Lapeer Technologies LLC Project, AMT, 1.3%*, 2/1/2020 (c)	3,000,000	3,000,000
University of Michigan Hospital Revenue, Series A-2, 1.2%*, 12/1/2024	1,195,000	1,195,000
Water & Sewer Revenue, 1.05%, 9/2/2004 (b) (c)	12,000,000	12,000,000
		38,095,000
Minnesota 2.5%
Elk River, Independent School District No. 728, 144A, 1.15%*, 2/1/2015 (b)	2,715,000	2,715,000
Rochester Mayo Foundation, 0.93%, 11/18/2003	8,150,000	8,150,000
Rochester Mayo Foundation, 0.95%, 11/10/2003	10,000,000	10,000,000
		20,865,000
Missouri 1.0%
Development Financing Authority, Airport Revenue, St. Louis Air Project, AMT, 1.16%*, 3/1/2030 (c)	3,500,000	3,500,000
Health & Education Facilities Authority, Barnes Hospital Project, 1.05%*, 12/1/2015 (c)	4,600,000	4,600,000
		8,100,000
Montana 0.5%
Facilities Financial Authority Revenue, Mission Ridge Project, 1.1%*, 8/1/2027 (c)	4,595,000	4,595,000
Nebraska 0.2%
Investment Finance Authority, Single Family Housing Revenue, Series G, AMT, 1.15%*, 9/1/2022 (b) (c)	1,375,000	1,375,000
Nevada 1.6%
Clark County Airport Revenue, Series A, 1.2%*, 7/1/2036 (b) (c)	3,800,000	3,800,000
Las Vegas, Water District Merlots, Series B, 144A, 1.14%*, 6/1/2024 (b) (c)	10,095,000	10,095,000
		13,895,000
New Hampshire 0.9%
Business Financing Authority, Waste Management of NH, Inc. Project, AMT, 1.15%*, 9/1/2012 (c)	7,500,000	7,500,000
New Jersey 0.1%
Camden County, Improvement Authority Revenue, Harvest Village Project, Series A, 1.15%*, 7/1/2029 (c)	500,000	500,000
Salem County, Industrial Pollution Control Financing Authority, 1.1%*, 3/1/2012	500,000	500,000
		1,000,000
New Mexico 0.9%
Farmington, Pollution Control Revenue, Public Service Co., Series B, 1.2%*, 9/1/2024 (c)	1,650,000	1,650,000
Farmington, Pollution Control Revenue, Public Service Co., Series C, AMT, 1.15%*, 9/1/2024 (c)	5,750,000	5,750,000
		7,400,000
New York 3.1%
Dormitory Authority Revenue, Cornell University, Series B, 1.15%*, 7/1/2025	200,000	200,000
Dormitory Authority Revenue, Rockefeller University, Series A2, 1.0%*, 7/1/2032	1,500,000	1,500,000
Housing Finance Agency, Talleyrand LLC, 1.05%*, 5/15/2028 (c)	500,000	500,000
Metropolitan Transportation Authority Revenue, 144A, 1.09%*, 5/15/2010 (b) (c)	5,600,000	5,600,000
New York City, Higher Education Revenue, Dormitory Authority, 144A, 1.07%*, 7/1/2013 (b) (c)	2,000,000	2,000,000
New York City, Metropolitan Transportation Authority, Series B, 1.02%*, 11/1/2022 (b) (c)	1,000,000	1,000,000
New York City, Project Revenue, Museum of Broadcasting, 1.05%*, 5/1/2014 (c)	3,000,000	3,000,000
New York City, Transitional Finance Authority, 1.09%*, 2/1/2009	1,550,000	1,550,000
New York City, Transitional Finance Authority, Series 2, 2.0%, 2/19/2004	8,000,000	8,021,444
Thruway Authority Services, Contract Revenue, Series 734, 144A,1.08%*, 4/1/2013 (b)	2,436,500	2,436,500
		25,807,944
North Carolina 0.6%
Municipal Power Agency No. 1, Catawba Electric Revenue, 144A,1.12%*, 1/1/2011 (b) (c)	4,995,000	4,995,000
Ohio 3.0%
Akron Bath Copley Hospital, District Revenue, Healthcare Facilities, Summner Project, 1.09%*, 12/1/2032 (c)	2,500,000	2,500,000
Athens County, Port Authority Housing Revenue, Housing for Ohio, Inc. Project, 1.08%*, 6/1/2032 (c)	3,920,000	3,920,000
Cuyahoga, Community College District, Series B, 1.09%*, 12/1/2032 (b) (c)	3,875,000	3,875,000
Higher Education Facilities Authority, Series A, 1.2%*, 9/1/2020 (c)	3,990,000	3,990,000
Higher Education Facilities Authority, Series C, 1.2%*, 9/1/2025 (c)	1,655,000	1,655,000
Stark County Port Authority Revenue, Community Action Agency Project, 1.2%*, 12/1/2022 (c)	3,525,000	3,525,000
Summit County, Higher Education Revenue, Western Reserve Academy Project, 1.09%*, 10/1/2027 (c)	6,000,000	6,000,000
		25,465,000
Oklahoma 1.2%
Blaine County, Industrial Development Authority Revenue, Seaboard Farms, Inc. Project, AMT, 1.15%*, 11/1/2018 (c)	3,700,000	3,700,000
Payne County, Economic Development Authority, Student Housing Revenue, 1.08%*, 6/1/2032 (b) (c)	6,485,000	6,485,000
		10,185,000
Oregon 0.9%
Department Administrative Services, Certificate Participation, 144A, 1.1%*, 11/1/2012 (b) (c)	4,125,000	4,125,000
Economic Development Revenue, KRC Western, Inc. Project, AMT, 1.15%*, 1/1/2017 (c)	3,650,000	3,650,000
		7,775,000
Pennsylvania 2.5%
Allegheny County, Hospital & Healthcare Revenue, 1.1%*, 3/1/2020 (c)	2,300,000	2,300,000
Dauphin County, General Authority Revenue, Education & Health Loan Program, 1.13%*, 11/1/2017 (b) (c)	10,865,000	10,865,000
Delaware Valley, Regional Finance Authority Revenue, 1.12%*, 8/1/2016 (c)	800,000	800,000
General Obligation, 5.375%, 11/15/2003 (b)	1,000,000	1,001,547
Higher Education Assistance Agency, Student Loan Revenue, Series A, AMT, 1.07%*, 3/1/2027 (c)	4,600,000	4,600,000
Reading, General Obligation, 5.4%, 11/15/2003 (b)	1,100,000	1,101,678
Washington County, Authority Lease Revenue, 1.15%*, 11/1/2005 (c)	265,000	265,000
		20,933,225
Puerto Rico 0.4%
Puerto Rico, Commonwealth Highway & Transportation Authority, Series A, 1.0%*, 7/1/2028 (b) (c)	3,700,000	3,700,000
South Carolina 0.3%
Public Service Authority Revenue, 1.1%*, 1/1/2023 (b)	2,705,000	2,705,000
Tennessee 3.2%
Clarksville, Public Building Authority Revenue, 1.05%*, 6/1/2024 (c)	7,815,000	7,815,000
Clarksville, Public Building Authority Revenue, 1.15%*, 7/1/2031 (c)	3,470,000	3,470,000
Marion County, Industrial and Environmental Development Board, Valmont Industries, Inc. Project, AMT, 1.15%*, 6/1/2025 (c)	8,500,000	8,500,000
Montgomery County, Public Building Authority, Pooled Financing Revenue, Tennessee County Loan Pool, 1.15%*, 4/1/2032 (c)	3,005,000	3,005,000
Shelby County, Tax Anticipation Notes, 2.0%, 6/30/2004	4,300,000	4,329,545
		27,119,545
Texas 14.7%
Bexar County, Health Facilities Development Revenue, Air Force Village Foundation, 1.05%*, 8/15/2030 (c)	3,500,000	3,500,000
Dallas, Waterworks & Sewer Systems Revenue, 1.1%*, 4/1/2011 (b)	3,880,000	3,880,000
Galena Park, Independent School District, Series 153, 144A, 1.1%*, 8/15/2023	12,250,000	12,250,000
Harris County, General Obligation, 0.92%, 12/5/2003	6,000,000	6,000,000
Houston, Airport Revenue, 1.12%*, 7/1/2032 (b)	7,500,000	7,500,000
Houston, General Obligation, 0.93%, 1/14/2004	7,500,000	7,500,000
Houston, Water & Sewer Revenue, 0.95%, 1/12/2004	6,000,000	6,000,000
Houston, Water & Sewer Revenue, Series 120, 1.1%*, 12/1/2023	5,800,000	5,800,000
Humble, Independent School District, 1.05%*, 6/15/2023 (c)	7,000,000	7,000,000
Mesquite, Independent School District, 1.05%*, 8/15/2025 (c)	2,505,000	2,505,000
San Antonio, Electric & Gas Revenue, 144A, 1.11%*, 8/1/2012	6,980,000	6,980,000
Texas, State General Obligation, 2.0%, 8/31/2004	34,135,000	34,385,292
Texas, State General Obligation, Student Loan, AMT, 0.95%*, 2/1/2009 (c)	7,000,000	7,000,000
University of Texas, 0.95%, 1/13/2004	7,500,000	7,500,000
Wylie, Independent School District, 1.12%*, 8/15/2022	6,700,000	6,700,000
		124,500,292
Utah 1.1%
Alpine, School District, General Obligation, Series 436, 1.1%*, 3/15/2009 (c)	1,310,000	1,310,000
Housing Finance Agency, Single Family Mortgage Revenue, AMT, 1.15%*, 7/1/2031	1,055,000	1,055,000
Intermountain Power Agency, 0.9%, 11/3/2003	7,000,000	7,000,000
		9,365,000
Vermont 1.6%
Municipal Bond Bank, Series R, 144A, 1.12%*, 12/1/2021 (b)	6,390,000	6,390,000
Student Assistance Corp., 1.15%*, 1/1/2008 (c)	7,490,000	7,490,000
		13,880,000
Virginia 0.7%
King George County, Industrial Development Revenue, Birchwood Power Partners, Series B, AMT, 1.2%*, 12/1/2024 (c)	6,045,000	6,049,336
Washington 3.1%
General Obligation, 1.1%*, 1/1/2014 (b) (c)	7,500,000	7,500,000
Lewis County, Public Utilities District Number 1, 144A, 1.12%*, 10/1/2023 (b)	6,395,000	6,395,000
Seattle, Housing Authority Revenue, NewHolly Project Phase III, 1.14%*, 12/1/2034 (c)	2,420,000	2,420,000
Seattle, Water & Sewer Revenue, 144A, 1.12%*, 9/1/2022 (b)	4,995,000	4,995,000
Tacoma City, General Obligation, 0.94%, 12/4/2003 (c)	5,000,000	5,000,000
		26,310,000
Wisconsin 1.1%
Park Falls, Industrial Development Revenue, Weather Shield Project, AMT, 1.3%*, 8/1/2020 (c)	2,220,000	2,220,000
Pewaukee, Industrial Development Revenue, Gunner Press & Finishing Project, AMT, 1.3%*, 9/1/2020 (c)	1,435,000	1,435,000
Whitewater, Industrial Development Revenue MacLean Fogg Co. Project, 1.15%*, 12/1/2009 (c)	500,000	500,000
Wisconsin, Transportation Authority Revenue, 0.9%, 11/10/2003	5,473,000	5,473,000
		9,628,000
Wyoming 1.3%
Gillette, Industrial Development Revenue, MAC, Inc. Allwire Project, AMT, 1.2%*, 12/1/2011 (c)	2,895,000	2,895,000
Platte County, Pollution Control Revenue, Series A, 1.2%*, 7/1/2014 (c)	1,000,000	1,000,000
Platte County, Pollution Control Revenue, Series B, 1.2%*, 7/1/2014 (c)	7,100,000	7,100,000
		10,995,000
Total Investment Portfolio - 100.0% (Cost $846,278,320) (a)		846,278,320

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of October 31, 2003.
(a) Cost for federal income tax purposes was $846,278,320.
(b) Bond is insured by one of these companies:
AMBAC	AMBAC Assurance Corp.
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
MBIA	Municipal Bond Investors Assurance

(c) The security incorporates a letter of credit or line of credit from a major bank

AMT: Subject to alternative minimum tax.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statements of Assets and Liabilities as of October 31, 2003 (Unaudited)
Assets	Tax-Exempt Portfolio
Investments in securities, at amortized cost	$ 846,278,320
Cash	31,214
Receivable for investments sold	33,621,013
Interest receivable	2,074,752
Receivable for Fund shares sold	7,920,896
Total assets	889,926,195
Liabilities
Dividends payable	393,290
Payable for Fund shares redeemed	8,010,971
Accrued management fee	131,920
Other accrued expenses and payables	395,002
Total liabilities	8,931,183
Net assets, at value	$ 880,995,012
Net Assets
Net assets consist of: Undistributed net investment income	64,398
Accumulated net realized gain (loss)	(946)
Paid-in capital	880,931,560
Net assets, at value	$ 880,995,012

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of October 31, 2003 (Unaudited) (continued)
Net Asset Value	Tax-Exempt Portfolio
Scudder Tax-Exempt Cash Institutional Shares Net assets applicable to shares outstanding	$ 386,102,665
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	386,086,380
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00
Scudder Tax-Exempt Cash Managed Shares Net assets applicable to shares outstanding	$ 314,163,198
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	314,141,209
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00
Premier Money Market Shares Net assets applicable to shares outstanding	$ 180,460,919
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	180,448,881
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00
Service Shares Net assets applicable to shares outstanding	$ 268,230
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	267,633
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the six months ended October 31, 2003 (Unaudited)
Investment Income	Tax-Exempt Portfolio
Income: Interest	$ 4,141,919
Expenses: Management fee	664,737
Services to shareholders	507,025
Custodian fees	16,223
Distribution service fees	747,408
Auditing	48,259
Legal	4,930
Trustees' fees and expenses	21,159
Reports to shareholders	680
Registration fees	12,100
Other	15,969
Total expenses, before expense reductions	2,038,490
Expense reductions	(116,971)
Total expenses, after expense reductions	1,921,519
Net investment income	2,220,400
Net realized gain (loss) on investment transactions	5,398
Net increase (decrease) in net assets resulting from operations	$ 2,225,798

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Tax-Exempt Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2003 (Unaudited)	Year Ended April 30, 2003
Operations: Net investment income	$ 2,220,400	$ 6,728,028
Net realized gain (loss)	5,398	68,554
Net increase in net assets resulting from operations	2,225,798	6,796,582
Distributions to shareholders from net investment income: Scudder Tax-Exempt Cash Institutional Shares	(1,390,741)	(2,826,364)
Scudder Tax-Exempt Cash Managed Shares	(726,739)	(2,481,970)
Premier Money Market Shares	(102,566)	(743,791)
Service Shares	(201)	(836,747)
Fund share transactions at net asset value of $1.00 per share: Proceeds from shares sold	1,424,554,296	2,537,447,772
Reinvestment of distributions	270,994	2,149,157
Cost of shares redeemed	(1,269,162,146)	(2,743,998,752)
Net increase (decrease) in net assets from Fund share transactions	155,663,144	(204,401,823)
Increase (decrease) in net assets	155,668,695	(204,494,113)
Net assets at beginning of period	725,326,317	929,820,430
Net assets at end of period (including undistributed net investment income of $64,398 and $64,245, respectively)	$ 880,995,012	$ 725,326,317

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Tax-Exempt Portfolio - Scudder Tax-Exempt Cash Institutional Shares

Years Ended April 30,	2003[a]	2003	2002	2001	2000[b]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.004	.012	.02	.04	.02
Less distributions from net investment income	(.004)	(.012)	(.02)	(.04)	(.02)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.42**	1.17	1.98	4.00	1.33**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	386	284	202	182	169
Ratio of expenses (%)	.20*	.23	.21	.21[c]	.23*
Ratio of net investment income (%)	.84*	1.18	1.95	3.89	3.59*

Tax-Exempt Portfolio - Scudder Tax-Exempt Cash Managed Shares

Years Ended April 30,	2003[a]	2003	2002	2001	2000[b]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.003	.009	.02	.04	.02
Less distributions from net investment income	(.003)	(.009)	(.02)	(.04)	(.02)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.27**	.91	1.71	3.73	1.24**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	314	259	195	175	131
Ratio of expenses (%)	.51*	.49	.45	.49	.48*
Ratio of net investment income (%)	.53*	.91	1.71	3.59	3.34*

a For the six months ended October 31, 2003 (Unaudited).
b For the period November 17, 1999 (commencement of operations) to April 30, 2000.
c The ratio of operating expenses excluding costs incurred in connection with a fund complex reorganization was .21%.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust.

The Trust offers three portfolios: Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio (the "Portfolios"). The financial statements of Money Market Portfolio and Government Securities Portfolio are presented in separate semiannual reports. Tax-Exempt Portfolio offers four classes of shares: Scudder Tax-Exempt Cash Institutional Shares, Scudder Tax-Exempt Cash Managed Shares, Premier Money Market Shares and Service Shares. The financial highlights for the Premier Money Market Shares and Service Shares are provided separately and are available upon request.

The Portfolio's investment income, realized and unrealized gains and losses, and certain Portfolio-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of that portfolio, except that each class bears certain expenses unique to that class such as distribution service fees, shareholder service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolios in the preparation of their financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Repurchase Agreements. The Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio's claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. The Portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Portfolio paid no federal income taxes and no federal income tax provision was required.

Distribution of Income. All of the net investment income of the Portfolio is declared as a daily dividend and is distributed to shareholders monthly.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Portfolio.

At April 30, 2003, the Portfolio's components of distributable earnings on a tax-basis are as follows:

Tax-Exempt Portfolio:
Undistributed tax-exempt income	$ 434,264
Undistributed net long-term capital gains	$ -
Capital loss carryforwards	$ -
Net unrealized appreciation (depreciation) on investments	$ -

In addition, during the years ended April 30, 2003 and April 30, 2002, the tax character of distributions paid to shareholders by the Portfolio is summarized as follows:

	2003	2002
Tax-Exempt Portfolio:
Distributions from tax-exempt income	$ 6,888,872	$ 14,553,503

The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Portfolio are allocated to that Portfolio. Other Trust expenses which cannot be directly attributed to a Portfolio are apportioned pro rata on the basis of relative net assets among the Portfolios in the Trust.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

2. Related Parties

Management Agreement. Under the Management Agreement, Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), the Advisor directs the investments of the Trust in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to 1/12 of the annual rate of 0.22% of the first $500,000,000 of the Portfolios' average daily net assets, 0.20% of the next $500,000,000 of such net assets, 0.175% of the next $1,000,000,000 of such net assets, 0.16% of the next $1,000,000,000 of such net assets and 0.15% of such net assets in excess of $3,000,000,000, computed and accrued daily and payable monthly. Accordingly, for the six months ended October 31, 2003, the Portfolio incurred management fees equivalent to the following annualized effective rates of the Portfolio's average daily net assets:

Effective Rate (%)
Tax-Exempt Portfolio	.17

The Advisor has agreed to voluntarily waive expenses as necessary to maintain a positive yield. This waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived expenses on the Premier Money Market Shares and Service Shares of the Portfolio.

Service Provider Fees. Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is the transfer, dividend-paying and shareholder service agent of the Trust. For the six months ended October 31, 2003, the amount charged to the Portfolio by SISC was as follows:

	Total Aggregated	Shareholder service fees waived by SISC	Unpaid at October 31, 2003
Tax-Exempt Portfolio:
Scudder Tax-Exempt Cash Institutional Shares	$ 9,625	$ -	$ 747
Scudder Tax-Exempt Cash Managed Shares	154,236	-	106,863
Premier Money Market Shares	341,050	116,617	102,741
Service Shares	854	354	186

Pursuant to a sub-transfer agency agreement between SISC and DST Systems, Inc. ("DST"), SISC has delegated certain transfer agent and dividend paying agent functions to DST. The cost and expense of such delegations are borne by SISC, not by the Fund.

Distribution Service Agreement. The Trust has a distribution service agreement with Scudder Distributors, Inc. ("SDI"), a subsidiary of the Advisor. For its services as primary distributor, the Trust pays SDI an annual fee ("Distribution Fee") of 0.50% of average daily net assets for the Service Shares and 0.25% of average daily net assets for the Premier Money Market Shares.

For the six months ended October 31, 2003, the Distribution Fee was as follows:

	Distribution Fee	Unpaid at October 31, 2003
Tax-Exempt Portfolio:
Premier Money Market Shares	$ 236,917	$ 39,892
Service Shares	1,002	125

In addition, SDI provides information and administrative services to the Premier Money Market Shares and the Scudder Tax-Exempt Cash Managed Shares which pay SDI a fee ("Service Fee") as follows:

The Premier Money Market Shares of the Portfolio pay SDI an annual fee of 0.25% of average daily net assets. The Scudder Tax-Exempt Cash Managed Shares pay SDI an annual fee of up to 0.25% (currently 0.20%) of average daily net assets. A portion of these fees may be paid pursuant to a Rule 12b-1 Plan.

For the six months ended October 31, 2003, the Service Fee was as follows:

	Service Fee	Unpaid at October 31, 2003
Tax-Exempt Portfolio:
Scudder Tax-Exempt Cash Managed Shares	$ 272,572	$ 55,210
Premier Money Market Shares	236,917	38,382

Trustees' Fees and Expenses. The Trust pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

3. Expense Off-Set Arrangements

The Trust has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Portfolio's expenses. During the six months ended October 31, 2003, the Tax-Exempt Portfolio did not realize any custodian or transfer agent credits.

4. Line of Credit

The Trust and several other affiliated funds (the "Participants") share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. Each Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

5. Share Transactions

The following table summarizes share and dollar activity in the Portfolio:

Tax-Exempt Portfolio	Six Months Ended October 31, 2003		Year Ended April 30, 2003
	Shares	Dollars	Shares	Dollars
Shares sold
Scudder Tax-Exempt Cash Institutional Shares	810,305,408	$ 810,305,501	730,393,708	$ 730,393,708
Scudder Tax-Exempt Cash Managed Shares	295,812,913	295,812,912	545,198,755	545,198,755
Premier Money Market Shares	318,246,327	318,246,313	736,255,708	736,255,708
Service Shares	189,328	189,570	525,599,601	525,599,601
		$ 1,424,554,296		$ 2,537,447,772
Shares issued to shareholders in reinvestment of distributions
Scudder Tax-Exempt Cash Institutional Shares	160,861	$ 160,861	440,726	$ 440,726
Scudder Tax-Exempt Cash Managed Shares	9,649	9,649	24,289	24,289
Premier Money Market Shares	100,309	100,309	780,204	780,204
Service Shares	175	175	903,938	903,938
		$ 270,994		$ 2,149,157
Shares redeemed
Scudder Tax-Exempt Cash Institutional Shares	(708,288,217)	$ (708,288,217)	(649,179,374)	$ (649,179,374)
Scudder Tax-Exempt Cash Managed Shares	(240,904,630)	(240,904,630)	(480,624,853)	(480,624,853)
Premier Money Market Shares	(319,626,517)	(319,626,517)	(656,269,399)	(656,269,399)
Service Shares	(342,782)	(342,782)	(957,925,126)	(957,925,126)
		$ (1,269,162,146)		$ (2,743,998,752)
Net increase (decrease)
Scudder Tax-Exempt Cash Institutional Shares	102,178,052	$ 102,178,145	81,655,060	$ 81,655,060
Scudder Tax-Exempt Cash Managed Shares	54,917,932	54,917,931	64,598,191	64,598,191
Premier Money Market Shares	(1,279,881)	(1,279,895)	80,766,513	80,766,513
Service Shares	(153,279)	(153,037)	(431,421,587)	(431,421,587)
		$ 155,663,144		$ (204,401,823)

Other Information

Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities can be found on our Web site - scudder.com (type "proxy voting" in the search field) - or on the SEC's Web site - www.sec.gov. To obtain a written copy without charge, call us toll free at (800) 621-1048.

Privacy Statement

This privacy statement is issued by Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Scudder Distributors, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the Scudder Companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

Scudder Investments
Attention: Correspondence - Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

August 2003

STIM-3 (27149) 12/31/03

ITEM 2.         CODE OF ETHICS.

                        Not applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                        Not currently applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                        Not currently applicable.

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ITEM 8.         [RESERVED]

ITEM 9.         CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)During the filing period of the report, management identified issues relating to the overall fund expense payment and accrual process. Management discussed these matters with the Registrant's Audit Committee and auditors, instituted additional procedures to enhance its internal controls and will continue to develop additional controls and redesign work flow to strengthen the overall control environment associated with the processing and recording of fund expenses.

ITEM 10.        EXHIBITS.

(a)(1)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Cash Account Trust - Tax-Exempt Portfolio

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               December 22, 2003
                                    ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Cash Account Trust - Tax-Exempt Portfolio

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               December 22, 2003
                                    ---------------------------

By:                                 /s/Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               December 22, 2003
                                    ---------------------------